Note 8 - Share-based Payments	6 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]

Note 8. Share-based payments

Warrant program and amendments

The Company’s Articles of Association allow for the granting of equity compensation, in the form of equity settled warrants, to employees, consultants and Scientific Advisory Board members who provide services similar to employees, members of executive management, and the board of directors. Warrants granted up until 2019 expire on December 31, 2036, warrants granted between 2020 and 2025 expire on December 31, 2031, and warrants granted from 2026 expire 10 years after grant date. As of June 30, 2026, and 2025, the number of warrants as a percentage of outstanding ordinary shares was 3.1% and 4.3%, respectively.

The following schedule specifies the granted warrants:

	Number of	Weighted Average Exercise
	Warrants	Price/Share
Warrants granted as of December 31, 2025	6,734,049	USD 0.17 (1)
Warrants granted	6,544,725	USD 0.09
Warrants forfeited	(397,766)	USD 0.16
Warrants granted as of June 30, 2026 (3)	12,881,008	USD 0.13 (2)
Warrants exercisable as of June 30, 2026	5,867,136	USD 0.62 (2)

	Number of	Weighted Average Exercise
	Warrants	Price/Share
Warrants granted as of December 31, 2024	3,044,794	USD 1.19 (1)
Warrants granted	1,372,407	USD 0.07
Warrants forfeited	(83,662)	USD 0.23
Warrants granted as of June 30, 2025 (3)	4,333,539	USD 0.86 (2)
Warrants exercisable as of June 30, 2025	2,953,561	USD 1.23 (2)

(1)     December 31, 2025, and 2024 end rate used.

(2)     June 30, 2025, and 2026 end rate used.

(3)    Number of warrants exclude non-employee warrants as referred to in Note 6.

Determining the initial fair value and subsequent accounting for equity awards requires significant judgment regarding expected life and volatility of an equity award; however, as a public listed company there is objective evidence of the fair value of an ordinary share on the date an equity award is granted. Warrants are granted at the share price on the date of grant, fair value comprises a time value which is significantly affected by the expected life and expected volatility. The expected life of a warrant is based on the assumption that the holder will not exercise until after the equity award is fully vested. Actual exercise patterns may differ from the assumption used herein. The expected volatility is based on peer group data and reflects the assumption that the historical volatility over a period similar to the life of the warrant is indicative of future trends, which may not necessarily be the actual outcome. The peer group consists of listed companies that management believes are similar to the Company in respect to industry and stage of development. Even with objective evidence of the fair value of an ordinary share, small changes in any other individual assumption or in combination with other assumptions could have resulted in significantly different valuations.

The following assumptions have been applied for the warrants issued during the six months ended June 30, 2026, and 2025, respectively:

	Six Months Ended June 30,
	2026	2025
Expected term (in years)	10	5.0 –7.0
Risk-free interest rate	4.27%	3.96% –4.09%
Expected volatility	85%	85%
Share price	$0.06	$0.05